Qualitative and quantitative Information of Financial Risks - Summary of Financial Contracts (Details) € in Thousands	Dec. 31, 2023 EUR (€) MegawattHour
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Notional (Volume)	43,612
Carrying amount | €	€ (20)
Derivatives Current Financial Liabilities | Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Notional (Volume)	33,480
Derivatives Current Financial Liabilities | Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Notional (Volume)	10,132
Carrying amount | €	€ (20)